VESSELS UNDER CAPITAL LEASE, NET 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Impairment of vessels		$ (103,700)	$ (32,000)
Depreciation	81,471	99,823	114,845
Leased Vessels [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	1,424,653	1,627,703	1,940,227	2,073,779
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	874,308	922,895	1,047,138	(1,051,607)
Capital Leases, Balance Sheet, Assets by Major Class, Net	550,345	704,808	893,089	1,022,172
Disposal of vessel under capital lease cost		(159,016)	(110,625)
Disposal of accumulated depreciation of vessels under capital lease		155,848	100,806
Impairment of vessels	(204,260)	(153,508)	(32,042)
Impairment of vessels, accumulated depreciation charge portion	118,976	(49,784)	0
Capital lease modification adjustment to carrying value of asset	1,210		9,115
Depreciation	0	0	0
Depreciation expense on capital leases	$ (70,389)	$ (81,389)	$ (96,337)